Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Jun. 18, 2019	Apr. 26, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Class of Stock [Line Items]
Amounts available for distributions			¥ 1,232,753	¥ 1,297,560	¥ 1,209,861
Dividends on common stock per share			¥ 35.0	¥ 20.0	¥ 6.0
Cancellation of treasury stock			260,000,000		150,000,000
Repurchased shares of common stock			20,129	299,381,781	100,020,867
Minimum tradable quantity of share lot			100
Board of directors meeting held on April 26, 2018 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase		100,000,000
Total value of shares authorized for repurchase		¥ 70,000
Repurchased shares of common stock		100,000,000
Repurchased shares of common stock at cost		¥ 51,703
Board of directors meeting held on April 26, 2018 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		May 16, 2018
Board of directors meeting held on April 26, 2018 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Mar. 29, 2019
Board of directors meeting held on June 18, 2019 [Member]
Class of Stock [Line Items]
Total number of shares authorized for repurchase	300,000,000
Total value of shares authorized for repurchase	¥ 150,000
Repurchased shares of common stock	299,362,300
Repurchased shares of common stock at cost	¥ 150,000
Board of directors meeting held on June 18, 2019 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	Jun. 19, 2019
Board of directors meeting held on June 18, 2019 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date	Mar. 31, 2020